CONTRIBUTED SURPLUS-WARRANT RESERVE	12 Months Ended
Dec. 31, 2021
Contributed Surplus [Abstract]
CONTRIBUTED SURPLUS-WARRANT RESERVE

11. CONTRIBUTED SURPLUS-WARRANT RESERVE

The Company issued 9,691,503 warrants pursuant to the equity offerings closed in January and February of 2021. Each warrant entitled the holder to purchase one common share at a fixed price, these warrants were classified as equity under IAS 32. These equity warrants expire between January 26, 2023 and November 6, 2025 and are not revalued at each reporting period.

	Equity Warrants	Average exercise price	Warrant Reserve
		$	$
Balance at January 1, 2020	591,911	3.40	642
Issuance of broker warrants	1,539,805	1.08	1,029
Balance at January 1, 2021	2,131,716	1.72	1,671
January 2021 Equity Offering	3,709,677	2.00	3,164
January 2021 Equity Offering-broker warrants	518,234	1.94	1,384
February 2021 Equity Offering	4,792,625	3.00	5,928
February 2021 Equity Offering-broker warrants	670,967	3.00	1,238
Exercised	(1,318,675)	1.51	(994)
Expired	(591,911)	3.40	(642)
Balance at December 31, 2021	9,912,633	2.47	11,749

As at December 31, 2021, the following equity warrants were outstanding:

Issue Date	Expiry Date	Exercise Price	Currency	Number Issued	Number Outstanding
		$
27-Mar-20	27-Mar-25	0.21	USD	154,350	93,100
06-May-20	06-Nov-25	0.45	USD	125,455	73,343
10-Jun-20	10-Jun-24	1.25	USD	1,260,000	643,387
26-Jan-21	26-Jan-23	1.94	USD	518,234	515,834
26-Jan-21	26-Jan-26	2.00	USD	3,709,677	3,123,377
24-Feb-21	24-Feb-23	3.00	USD	4,792,625	4,792,625
24-Feb-21	24-Feb-23	3.00	USD	670,967	670,967
Balance at December 31, 2021				11,231,308	9,912,633

F - 17

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Year ended December 31, 2021, 2020 and 2019
(in thousands of US dollars, except share and per share amounts, unless otherwise stated)